Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.19

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
XXX	2024021018	XXX	XXX	Compliance	Note Rider (Allonge) is not Executed	XXX	1	Closed	XXX rider is not executed. (pg 537)	XXX	Verified reserves - Borrower has XXX months of verified reserves > XXX reserves required for investor acknowledged exception.; Established credit history - Borrower has established credit history with oldest active tradeline from XXX an indicator credit score of XXX and overall history paid XXX	XXX - Exception is cleared with the attached executed Allonge. NOTE 0002 Exception Cleared;	XXX - Exception is cleared with the attached executed Allonge. NOTE 0002 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021018	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing fraud report with all alerts satisfactorily addressed and cleared.	XXX	Verified reserves - Borrower has XXX months of verified reserves > XXX reserves required for investor acknowledged exception.; Established credit history - Borrower has established credit history with oldest active tradeline from XXX an indicator credit score of XXX and overall history paid XXX	XXX - Exception is cleared with the attached borrower signed attestation; no relationship with the seller's or realtor. FRAUD 0001 Exception Cleared;

XXX - Recd updated fraud report; overall passing score is XXX ** No exception cleared. Missing LOE referenced in the cleared comments of medium risk finding 1509; buyer/seller agent is the same. FRAUD 0001 Exception Remains;

												XXX - Recd fraud report with overall passing score of XXX all medium/high risk fraud findings addressed. Social Security verification in file. ** Missing letter of explanation, buyer/seller agent is the same. FRAUD 0001 Exception Remains;	XXX - Exception is cleared with the attached borrower signed attestation; no relationship with the seller's or realtor. FRAUD 0001 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021018	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	1) First Time Investor < XXX DSCR 2) Rent Free Case By Case (pg 223)	XXX	Verified reserves - Borrower has XXX months of verified reserves > XXX reserves required for investor acknowledged exception.; Established credit history - Borrower has established credit history with oldest active tradeline from XXX an indicator credit score of XXX and overall history paid XXX		Client: Investor granted exception in file; subject to reserves of XXX and DSCR minimum of XXX Borrower cannot be XXX (Fraud report confirms prior ownership, XXX	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024021019	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	Final executed application is incomplete. Missing updated 1003 that reflects the borrower full self-employment section of the 1003 documented. Information to include years in job, line of work, phone number, address, start date, etc. Only executed applications in file (initial and final at closing table) do not reflect any of this information with the section of the application collapsed. There a few copies of this page that is partially completed but none have been executed and all are incomplete.	XXX	Verified reserves - XXX months of verified reserves remain after closing when guidelines required 12 months.; Verified credit history - All past and prior credit history including a prior mortgage history (property sold in XXX paid XXX Borrower indicator credit score is XXX when guidelines require a minimum of 680 for an Investor Purchase under the XXX month Bank Statement program. ; Low LTV/CLTV/HCLTV - Low XXX LTV when guidelines allow up to 80%.	XXX - Exception is cleared with the attached copy of the complete 1003 application signed by borrower. APP 0002 Exception Cleared;	XXX - Exception is cleared with the attached copy of the complete 1003 application signed by borrower. APP 0002 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021019	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	File asset documentation is missing the below:

1)  Proof of large deposit into XXX on XXX  in the amount of XXX  (pg. 168). Entry reflects deposit by check on XXX   If funds came from sale of prior home, provide satisfactory evidence through copy of check/deposit to confirm. Borrower owned with property with another party.

									2) Evidence of XXX receipt by Closing agent. Contract executed on XXX and most recent bank statement is dated XXX	XXX	Verified reserves - XXX months of verified reserves remain after closing when guidelines required XXX months.; Verified credit history - All past and prior credit history including a prior mortgage history (property sold in XXX paid XXX Borrower indicator credit score is XXX when guidelines require a minimum of 680 for an Investor Purchase under the XXX month Bank Statement program. ; Low LTV/CLTV/HCLTV - Low XXX LTV when guidelines allow up to 80%.	XXX - Exception is cleared with the attached cancelled check to source large deposit as being sale proceeds from REO (Ref pf 400 Settlement Statement). Included is a copy of the EMD check remitted with funds from account ID 02. XXX Exception Cleared;	XXX - Exception is cleared with the attached cancelled check to source large deposit as being sale proceeds from REO (Ref pf 400 Settlement Statement). Included is a copy of the EMD check remitted with funds from account ID 02. XXX Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021044	XXX	XXX	Credit	Fraud Alert on Credit Report not addressed	XXX	1	Closed	High risk fraud finding XXX and XXX not addressed (pg 684)	XXX	Low DTI - XXX DTI < XXX max allowed		XXX Updated final fraud report received.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021044	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	1	Closed	Missing verification of new mortgages and tax, insurance, and HOA for concurrent transactions: Movement XXX XXX - XXX Movement XXX XXX - XXX	XXX	Low DTI - XXX DTI < XXX max allowed	XXX Final CD/most recent 1008 for additional mortgages. Loan XXX has not yet closed - provided most recent 1008.

1008 for XXX.  Investment Purchase LA XXX CTC XXX PITIA XXX
CD for XXX XXX PITIA XXX  CTC XXX

													XXX Final CD/most recent 1008 for additional mortgages. Loan XXX has not yet closed - provided most recent 1008. 1008 for XXX Recd. Investment Purchase XXX CD for XXX	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021044	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	1003 / Application indicates that the borrower lived at departing residence for the past XXX years and XXX months (Departing residence sold XXX pg 503), however, credit report is reflecting a residential rental rating from XXX -XXX (pg 241). Discrepancy is to be satisfactorily addressed.	XXX	Low DTI - XXX DTI < XXX max allowed		XXX Borrower LOE received.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021045	XXX	XXX	Credit	Questionable Occupancy	XXX	1	Closed	Missing occupancy affidavit executed at closing.	XXX	Verified reserves - XXX months verified PITIA reserves > XXX months required.; Low DTI - XXX DTI < XXX Max Allowed.	XXX - Recd lender signed attestation on company letterhead, "XXX Movement does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, XXX adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." ** Loan Quality Initiative Disclosure, which includes the Occupancy Affidavit, previously provided on XXX and executed at application confirms owner occupancy. COMP 0015 Exception Cleared;

XXX - Recd the same copy of the initial loan quality initiative disclosure. ** No exception cleared. Refer to COMP 0047; missing Occupancy Affidavit signed at closingXXX5 Exception Remains;

												XXX - Attached loan quality initiative disclosure is part of the initial disclosure package. Missing is the occupancy affidavit executed at closing. XXX Exception Remains;	XXX - Recd lender signed attestation on company letterhead, "Movement Mortgage Movement does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, Movement Mortgage adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." ** Loan Quality Initiative Disclosure, which includes the Occupancy Affidavit, previously provided on XXX and executed at application confirms owner occupancy. COMP 0015 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021045	XXX	XXX	Credit	Missing Tax Payer Consent Notice / Acknowledgment	XXX	1	Closed	Missing Taxpayer Consent executed at closing.	XXX	Verified reserves - XXX months verified PITIA reserves > XXX months required.; Low DTI - XXX DTI < XXX Max Allowed.	XXX - Exception is cleared with the attached taxpayer consent form executed at closing. XXX Exception Cleared;	XXX - Exception is cleared with the attached taxpayer consent form executed at closing. XXX 0015 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021045	XXX	XXX	Property	HPML Appraisal Requirements are Not Met	XXX	1	Closed	Missing appraiser certification stating the appraisal was prepared in accordance with Title XI ofXXX	XXX	Verified reserves - XXX months verified PITIA reserves > XXX months required.; Low DTI - XXX DTI < XXX Max Allowed.	XXX - Exception is cleared with the attached updated appraisal report (Signature Date XXX appraiser comments, This appraisal was prepared in accordance with Title XI of XXX and any implementing regulations. APPR XXX Exception Cleared;	XXX - Exception is cleared with the attached updated appraisal report (Signature Date XXX appraiser comments, This appraisal was prepared in accordance with Title XI of XXX . APPR 0044 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021045	XXX	XXX	Compliance	File Documentation is Incomplete	XXX	1	Closed	Missing complete copy of the closing package executed at closing to include all disclosures and lenders closing instructions. The only closing documents provided are the following:

Note

Deed of Trust

First Payment Letter

IEADS

4506-C

W-9

Signature/Name Affidavit

Patriot Act Disclosure

Tax Information Sheet	XXX	Verified reserves - XXX months verified PITIA reserves > XXX months required.; Low DTI - XXX DTI < XXX Max Allowed.	XXX - Recd lender signed attestation on company letterhead, "Movement Mortgage Movement does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, XXX adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." COMP 0047 Exception Cleared;

XXX - Recd Hazard Insurance Authorization, Requirements and Disclosure. ** Still missing ECOA, Lenders Privacy Policy, Occupancy Affidavit, and Undisclosed Debt Acknowledgment/Attestation. COMP 0047 Exception Remains;

XXX - Recd the following documents:

Closing Instructions

Borrower Consent To The Use Of Tax Return Info (Taxpayer Consent Form)

Flood Cert

Signature/Name Affidavit

** Still missing ECOA, Hazard Insurance Endorsement Letter, Lenders Privacy Policy, Occupancy Affidavit, and Undisclosed Debt Acknowledgment/Attestation. COMP 0047 Exception Remains;

XXX - Recd 32 pages of documents:

Address Affidavit pg 2

Errors and Omission/Compliance Agreement pg 3

Notice of Servicing Transfer pg 4

Closing Attestation pg 5

Covid-19 Attestation pg 6

Hazard Insurance Authorization pg 7

Affidavit of No Damage and Hold Harmless Agreement pg 8

Hold Harmless Letter pg 9

Consent to Communicate pg 10

FACT Notice pg 11

Notice to Home Loan Applicant pg 18

Borrowers Certification and Authorization pg 19

Amortization Schedule pg 20

SS Verification Authorization pg 27

** No exception cleared. Missing is a complete copy of the closing package executed at closing to include the following documentation, as applicable, and any other lender/state required disclosures:

Closing Instructions

Affidavit of Occupancy

Borrower Consent To The Use Of Tax Return Info (Taxpayer Consent Form)

ECOA

Flood Hazard Determination

Hazard Insurance Endorsement Letter

Privacy Policy

Occupancy Affidavit

Signature/Name Affidavit

Undisclosed Debt Acknowledgment

COMP 0047 Exception Remains;

XXX - Recd 42 pages of documents:

Patriot Act pg 1

XXX General Warranty Deed pg 2

Recorded Deed of Trust pg 5

First Payment Letter pg 23

Initial Escrow Disclosure pg 24

4506-C pg 25**Initial

Taxpayer Consent pg 27**Initial

4506-C pg 29

Note pg 31

Signature/Name Affidavit pg 34

Tax Information Sheet pg 37

W-9 pg 38

** No exception cleared. Missing is a complete copy of the closing package executed at closing to include the following documentation, as applicable, and any other lender/state required disclosures:

Closing Instructions / Documents

Acknowledgment(s)

Affidavit of Occupancy

Allonge

Amortization Schedule

Anti-Money Laundering & BSA Compliance

Borrower Certification & Authorization

Borrower Consent To The Use Of Tax Return Info

Certificate of Loans to One Borrower

Compliance Agreement

Credit Score Disclosure

ECOA

Escrow Waiver

Errors & Omissions

Financial Status Affidavit

Flood Hazard Determination

Hazard Insurance Authorization & Requirements

Hazard Insurance Endorsement Letter

HOEPA/HMDA Information

Invoice

Limited POA Correction Agreement

Notice of Servicing Transfer

Notice of Furnishing Negative Info

Privacy Policy

Occupancy Affidavit

Occupancy/ Mailing Address Certification

Signature/Name Affidavit

Undisclosed Debt Acknowledgment

COMP 0047 Exception Remains;

													XXX - Recd lender signed attestation on company letterhead, "Movement Mortgage Movement does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, Movement Mortgage adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." COMP 0047 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021046	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	Missing affiliated business disclosure; privacy disclosure lists an affiliate, Doc Dash Prep (pg 187).	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.	XXX - Exception is cleared with the attached borrower signed affiliated business disclosures. COMP XXX Exception Cleared;	XXX - Exception is cleared with the attached borrower signed affiliated business disclosures. COMP 0010 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021046	XXX	XXX	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	XXX	1	Closed	Missing borrower accepted eDisclosure.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.	XXX - Exception is cleared with the attached disclosure tracking summary that provides the eConsent Date, XXX TRID 0135 Exception Cleared;	XXX - Exception is cleared with the attached disclosure tracking summary that provides the eConsent Date, XXX TRID 0135 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021046	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Missing XXX months asset statements,XXX , used to meet cash to close and reserve requirements; only EMD XXX documented in file.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.	XXX - Exception is cleared with the attached XXX months bank statements (XXX). XXX Exception Cleared;

												XXX - Recd two months asset statements, XXX. ** No exception cleared. Missing is XXX months asset statements, XXX, used to meet cash to close and reserve requirements. XXX Exception Remains;	XXX - Exception is cleared with the attached XXX months bank statements (XXX ). XXX 0016 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021046	XXX	XXX	Credit	Missing Documentation or Proof of ATR Underwriting Factors	XXX	1	Closed	Missing XXX months personal asset statements used for qualifying, as per the 1008. Also missing is the bank statement calculator.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.	XXX - Recd response from investor, XXX used our bank statement calculator for this loan. Our calc used to have a rule that excluded round deposits (increments of XXX and greater than XXX This rule is the reason why the larger transfers from the business to XXX were excluded and the smaller transfers (below XXX were included. We have since removed this rule so it will not be an issue going forward. Can you please clear this exception based on this information." ** Confirmed deposits included in qualifying < XXX QMATR 0016 Exception Cleared;

XXX - Exception is partially cleared with receipt of XXX months personal bank statements (Ref XXX). Missing UW justification for using XXX of XXX transferred from business account (Refer to XXX statement) and XXX (Refer to XXX statement); income calculation is inconsistent with regard to using business funds transfers from XXX. QMATR 0016 Exception Remains;

												XXX - Attached bank statement calculator and XXX asset statement is insufficient to satisfy the exception. Missing is XXX months asset statements. QMATR 0016 Exception Remains;	XXX - Recd response from investor, XXX used our bank statement calculator for this loan. Our calc used to have a rule that excluded round deposits (increments of XXX and greater than XXX. This rule is the reason why the larger transfers from the business to XXX were excluded and the smaller transfers (below XXX were included. We have since removed this rule so it will not be an issue going forward. Can you please clear this exception based on this information." ** Confirmed deposits included in qualifying < XXX. QMATR 0016 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021046	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Final Inspection Fee (Appraisal Completion Report) of XXX disclosed XXX and charged at closing on XXX was not disclosed on the initial CD issued XXX (pg 1).

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX : Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX : Credit Report Fee, Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.	XXX - Exception is cleared with the attached COC; final inspection fee added. TRID 0195 Exception Cleared;	XXX - Exception is cleared with the attached COC; final inspection fee added. TRID 0195 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021046	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing lenders loan approval/UW Decision with loan approval date; only 1008 provided in file.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.	XXX - Exception is cleared with the attached copy of the full approval. APRV 0010 Exception Cleared;	XXX - Exception is cleared with the attached copy of the full approval. APRV 0010 Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021052	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	2	Acknowledged	Missing Initial 1003 Application in file. Application date XXX per Loan Detail Report pg.165		Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Refinance Cash Out transaction.; Verified housing payment history - Credit report (pg. 54) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months reserves remain after closing based on cashout proceeds when guidelines required 16 total.		Client: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.	XXX	C	B	C	B	B	B	C	B	C	B
XXX	2024021052	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	2	Acknowledged	Missing satisfactory CDA or ARR. Appraisal reviews are required for all loan amounts per Guidelines pg.22/45. File contains XXX and XXX SSRs but guidelines require a CDA or ARR to support the value.		Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Refinance Cash Out transaction.; Verified housing payment history - Credit report (pg. 54) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months reserves remain after closing based on cashout proceeds when guidelines required XXX total.		Client: Per Investor email dated XXX override missing CDA based on XXX CU with score of XXX.	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024021052	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	2	Acknowledged	Missing guideline required completed and executed Business Purpose and Occupancy Affidavit (eResi Credit Guideline section 8.3). File contains an Occupancy Certification (pg. 283) but is missing the Business Purpose and Occupancy affidavit.	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Refinance Cash Out transaction.; Verified housing payment history - Credit report (pg. 54) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months reserves remain after closing based on cashout proceeds when guidelines required XXX total.	Mitigated Risk: XXX - Received executed Post-Closing dated XXX Borrower Certification of Business Purpose and Occupancy Certification.

													*Exception Overridden to EV2 status due to post-closing dated documents to cure exception.	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024021053	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	2	Acknowledged	Missing Initial 1003 Application in file. Application date XXX per Loan Detail Report (pg.1).		Verified housing payment history - Credit report (pg. 183) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months of reserves remain after closing based on cashout proceeds. Guidelines require a total of 16 (6 for subject and 2 for each financed REO). XXX CU score of XXX		Client: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.	XXX	C	B	C	B	B	B	C	B	C	B
XXX	2024021053	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	1	Closed	Missing XXX to confirm Walls In coverage. XXX Form 1076 Questionnaire in file pg.272 reflects Policy number XXX	XXX	Verified housing payment history - Credit report (pg. 183) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months of reserves remain after closing based on cashout proceeds. Guidelines require a total of 16 (6 for subject and 2 for each financed REO). XXX CU score of XXX	XXX - Received lender response of: "Master policy number is XXX per questionnaire.

													*Exception Cleared. Reviewed XXX Declaration of the HOA in file (pg. 313) and Insurance section (pg. 382) within to confirm Condo project has sufficient coverage.XXX number as well.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024021053	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	2	Acknowledged	Missing satisfactory CDA or ARR. Appraisal reviews are required for all loan amounts per Guidelines pg.22/45. File contains XXX and XXX SSRs but guidelines require a CDA or ARR to support the value.		Verified housing payment history - Credit report (pg. 183) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months of reserves remain after closing based on cashout proceeds. Guidelines require a total of XXX for subject and XXX for each financed REO). XXX CU score of XXX		Client: Per Investor email dated XXX override missing CDA based on XXX CU with score of XXX.	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024021053	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Missing guideline required completed and executed Business Purpose and Occupancy Affidavit (XXX Credit Guideline section 8.3).	XXX	Verified housing payment history - Credit report (pg. 183) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months of reserves remain after closing based on cashout proceeds. Guidelines require a total of 16 (6 for subject and 2 for each financed REO). XXX CU score of XXX		XXX - Received Occupancy Certification stating Investment property and Borrower Certification of Business Purpose datedXXX. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020980	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing lender loan approval and 1008.	XXX			XXX 1008 received.	XXX	D	A	D	A	D	A	D	A	D	A
XXX	2024020980	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed	Missing copies of all CDs issued with any applicable COCs. Only the CD dated XXX provided for review. **COMPLIANCE REVIEW PENDING **

									The Initial Closing Disclosure Received Date of XXX is not three business days before the consummation date of XXX . Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	XXX			XXX Initial CD dated XXX received with disclosure tracking.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020980	XXX	XXX	Compliance	Missing Intent to Proceed	XXX	1	Closed	Missing the ITP.	XXX			XXX - Received eSigned Intent to Proceed eDated XXX	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020980	XXX	XXX	Compliance	Missing Net-tangible Benefit worksheet	XXX	1	Closed	Missing executed XXX Net-tangible Benefit Disclosure.	XXX			XXX Copy of NTB worksheet esigned by the borrowers XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020980	XXX	XXX	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	XXX	1	Closed	Missing copies of all LEs and applicable COCs. Only the LE dated XXX was provided for review. File contains a COC dated XXX for rate lock (pg 249/726) **Compliance Review Pending **	XXX			XXX COC dated XXX corresponds with initial CD dated XXX provided XXX	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020980	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing copy of lender bank statement analysis to validate income of XXX for each borrower used to qualify.	XX		XXX Lender 1008 provided. **Finding remains, missing copy of bank statement analysis.	XXX - Received Asset Statement Analysis to support income used to qualify. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020981	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Mortgage Security Agreement references "see attachment A" for legal. Attachment "A" in file (pg. 337 ) is blank.	XXX	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to XXX for a Cash Out Refinance of XXX with a XXX FICO score.		XXX - Received copy of Mortgage Deed of Trust with an attached Exhibit A with the legal description.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020981	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	No evidence in file that lender provided all written copies of the appraisal to the borrower.	XXX	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to 80% for a Cash Out Refinance of SFR with a XXX FICO score.		XXX - Received copy of borrower terms appraisal e-Delivery to validate borrower received copy of appraisal. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020981	XXX	XXX	Compliance	Missing Final HUD-1	XXX	1	Closed	Missing copy of the final settlement statement / CD.	XXX	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to XXX for a Cash Out Refinance of SFR with a XXX FICO score.		XXX - Received Alta Final Settlement statement. *Exception cleared.	XXX	D	A	D	A	D	A	D	A	D	A
XXX	2024020981	XXX	XXX	Credit	Missing Final 1003 Application	XXX	2	Acknowledged	Missing final executed borrower application. File only contains the initial 1003 (pg. 70/81).		Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to 80% for a Cash Out Refinance of SFR with a XXX FICO score.		Client: XXX Waived per investor, OK to accept as initial 1003 was executed by borrower. Business Purpose DSCR.	XXX	D	B	D	B	D	B	D	B	D	B
XXX	2024020981	XXX	XXX	Credit	Missing Mortgage History	XXX	1	Closed	Missing satisfactory mortgage history for XXX. This is mortgage paid off per file documentation. Missing mortgage verification and Closing Disclosure to confirm. Mortgage is not on credit report. Payoff to Fay Servicing is in file (pg. 258)	XXX	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to 80% for a Cash Out Refinance of SFR with a XXX FICO score.		XXX VOM received. VOM confirms loan is current and reflects XXX	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020981	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing proof of sufficient assets to meet minimum XXX months reserve requirement. Missing final Settlement Statement / CD to confirm cash out proceeds used towards verification of sufficient assets.	XXX	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to 80% for a Cash Out Refinance of SFR with a XXX FICO score.		XXX Final settlement confirming cash out proceeds sufficient to cover required reserves rececived.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020981	XXX	XXX	Compliance	File Documentation is Incomplete	XXX	1	Closed	Missing evidence as to which property the mortgage loan to XXX is tied to (credit report pg. 92). Confirm if other than the borrower's primary residence in XXX. Mortgage is not listed with any property disclosed on initial 1003.	XXX	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to 80% for a Cash Out Refinance of SFR with a XXX FICO score.		XXX Copy of Payoff for XXX C/O XXX received for the borrower's primary residence in XXX	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020981	XXX	XXX	Credit	Title Policy - Schedule A Exception	XXX	1	Closed	Title to reflect loan amount of XXX Commitment in file reflects a different amount (pg. 114).	XXX	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to 80% for a Cash Out Refinance of SFR with a XXX FICO score.		XXX - Received XXX Commitment reflecting XXX proposed policy amount. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020982	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Mortgage Security Agreement references "see attachment A" for legal. Attachment "A" in file (pg.370 ) is blank.	XXX	Verified reserves - XXX months reserves from cash out proceeds per the XXX statement in file when guidelines require 6.		XXX Exhibit "A" Legal received.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020982	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	No evidence in file that lender provided all written copies of the appraisal to the borrower. Also missing initial Disclosure to confirm with borrower that all will be provided.	XXX	Verified reserves - XXX months reserves from cash out proceeds per the XXX statement in file when guidelines require 6.	XXX Finding partially cleared, copy of ECOA disclosure in file pg 392. **Finding remains, missing evidence of appraisal delivery to borrower.	XXX Verification of appraisal delivery received.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020982	XXX	XXX	Credit	Missing Final 1003 Application	XXX	2	Acknowledged	Missing final executed borrower application. File only contains the initial 1003 (pg. 37). Unable to confirm final disclosed assets, liabilities and/or REO>		Verified reserves - XXX months reserves from cash out proceeds per the XXX statement in file when guidelines require 6.		Client: XXX Waived per investor, OK to accept as initial 1003 was executed by borrower. DSCR/Business Purpose Loan.	XXX	D	B	D	B	D	B	D	B	D	B
XXX	2024020984	XXX	XXX	Compliance	Missing Final HUD-1	XXX	1	Closed	Missing evidence of final HUD1/Settlement Statement. Copy in file is "Estimated" (pg. 374) which is executed by borrower. Disbursement date is blank.	XXX	Verified reserves - XXX months reserves from cash out proceeds per the XXX statement in file when guidelines require 6.		XXX Certified copy of the final settlement statement received.	XXX	D	A	D	A	D	A	D	A	D	A
XXX	2024020984	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	No evidence in file that lender provided all written copies of the appraisal to the borrower. Also missing initial disclosure to confirm with borrower that all will be provided.	XXX	Verified reserves - XXX months reserves from cash out proceeds per the XXX statement in file when guidelines require 6.	XXX Finding partially cleared, copy of ECOA disclosure in file pg 500.

**Finding remains, missing evidence of appraisal delivery to borrower.

XXX - Received an 8-page conversation log. Missing is evidence of Appraisal Disclosure and that borrower received all written copies of the appraisal.

												*Exception Remains. Still missing evidence of Appraisal Disclosure and that borrower received all written copies of the appraisal. Conversation log shows failures of email delivery on multiple entries.	XXX Evidenced of appraisal delivery on XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020984	XXX	XXX	Credit	Missing Final 1003 Application	XXX	2	Acknowledged	Missing final executed 1003 application. Only application in file is initial (pg. 104). Unable to confirm final disclosed assets, liabilities and/or REO.		Verified reserves - Over XXX months reserves verified when guidelines required 18 months.		Client: XXX Waived per investor, OK to accept as initial 1003 was executed by borrower. DSCR/Business Purpose Loan.	XXX	D	B	D	B	D	B	D	B	D	B
XXX	2024020984	XXX	XXX	Credit	Unacceptable Credit History	XXX	2	Acknowledged	Institutional eXperienced Investor Program requires credit event seasoning of XXX months. Borrower credit report reflects a Chapter XXX Bankruptcy with discharge date of XXX which computes to XXX months. No evidence of Investor granted exception.		Verified reserves - Over XXX months reserves verified when guidelines required 18 months.		Client: XXX Waived per investor. Borrower is XXX month short of seasoning requirement. Compensating factor: verified reserves, LTV/CLTV of XXX	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024020984	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged	Asset documentation is deficient for:

1)  File contains XXX bank statement (one month pg. 193) to cover XXX  accounts.  Missing two consecutive months statements to verify funds and confirm no undocumented large deposits.

									2) Missing evidence from account holder XXX to confirm borrower has full access to all funds in XXX .		Verified reserves - Over XXX months reserves verified when guidelines required 18 months.		Client: XXX Waived per investor. Ok to accept 1 complete statement. Borrower is joint owner of account and has full access to funds. Compensating factor: verified reserves, LTV/CLTV of XXX	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024020977	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	Missing is evidence borrower received a copy of written appraisal.	XXX	Low DTI - XXX DTI w/a max allowed of 50%.; Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of 80%.; Verified credit history - Primary wage earner mid FICO XXX w/a minimum requirement of 660.		XXX Verification of appraisal(s) delivery to borrower received.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020977	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing evidence of:

1) Lender income calculation worksheet for the XXX  months statements to confirm use of XXX  in monthly income.;

2) Source of large XXX  deposit on XXX  (pg. 101) in personal bank statement. Deposit has been removed from income calculation by Reviewer as it exceeds XXX  of qualifying monthly income with no sourcing,;

3) Source of large XXX  deposit on XXX  (pg. 143) in personal bank statement. Deposit has been removed from income calculation by Reviewer as it exceeds XXX  of qualifying monthly income without sourcing. Final CD reflects a XXX loan not on title as paid off. If loan is source, it is not acceptable for income source.;

4) Missing is three months of complete business bank statements as required by guidelines when using Personal bank statements to qualify.  File contains one full month XXX  pg. 148) and first pages each of XXX  (pg.35) and XXX  (pg.34) to confirm account existence. Guidelines require copies of the statements.

XXX	Low DTI - XXX DTI w/a max allowed of 50%.; Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of 80%.; Verified credit history - Primary wage earner mid FICO XXX w/a minimum requirement of 660.	XXX Lender Bank Statement Calculator and XXX statement provided. Statement provided to verify XXX source of funds.

**Finding remains missing documentation to source deposit of XXX on XXX and XXX deposit XXX statement does not reflect date of withdrawal. Additionally an XXX distribution is not considered as income.	XXX - Received additional XXX months business bank statements on an additional account that cured XXX 0004 and therefore cures the need for evidence of the omitted XXX and XXX deposits.

													*Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020977	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	DTI of XXX exceeds max allowed of XXX Review income calculation did not include XXX large deposits among others that appears Lender did include. Missing is Lender income worksheet so unable to determine final variance.	XXX	Low DTI - XXX DTI w/a max allowed of 50%.; Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of 80%.; Verified credit history - Primary wage earner mid FICO XXX w/a minimum requirement of 660.		XXX - Received additional XXX months business bank statements on an additional account that results in a DTI of XXX which is within guidelines. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020977	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing XXX consecutive months of XXX. bank statement on account ending XXX to support balance of XXX per XXX statement in file (pg. 154). Funds considered for reserves.	XXX	Low DTI - XXX DTI w/a max allowed of 50%.; Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of 80%.; Verified credit history - Primary wage earner mid FICO XXX w/a minimum requirement of 660.		XXX - Received bank statement for XXX ending XXX with balance of XXX. Reserves are sufficient after applying updated balance. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020977	XXX	XXX	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - XXX	XXX	2	Acknowledged	Lender compliance report not provided to verify cause of discrepancy. The fee variance appears to be related to the XXX Closed Loan Fee payable to XXX--The disclosed finance charge XXX is XXX below the actual finance charge XXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than XXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)

The disclosed finance charge XXX is XXX below the actual finance charge XXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than XXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)	Low DTI - XXX DTI w/a max allowed of 50%.; Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of 80%.; Verified credit history - Primary wage earner mid FICO XXX w/a minimum requirement of 660.	XXX - Received reopened rescission with the borrower executing two RORs on XXX with a transaction date reflected as XXX and an expiration date of XXX

*Exception Remains.  Unable to clear until after the ROR expiration date.

XXX - ROR reflecting a transaction date of XXX Borrower execution date XXX (per delivery of ROR received on XXX and expiration date of XXX received. Evidence of when the form was sent does not change the XXX business days from execution.

**Finding remains, borrowers signed the ROR on XXX Expiration Date of XXX did not provide XXX business days. Earliest valid expiration date was XXX

XXX ROR reflecting a transaction date of XXX Borrower execution date XXX and expiration date of XXX received.

**Finding remains, borrowers signed the ROR on XXX Expiration Date of XXX did not provide XXX business days. Earliest valid expiration date was XXX

XXX Copy of LOE to borrower explaining reason for refund, copy of the refund check for XXX and XXX tracking received.  Package is in transit with expected delivery of XXX
**Finding remains-Evidence that recession period has been reopened and the borrowers have not rescinded the transaction.

XXX PC CD dated XXX reflecting lender credit of XXX received.

												**Finding remains missing is LOE to the borrower explaining the reason for re disclosure, Copy of Refund Check, Proof of trackable delivery, Evidence that recession period has been reopened and the borrowers have not rescinded the transaction.	Client: EV2 post closing corrective action.XXX PC CD dated XXX reflecting lender credit of XXX received. XXX Copy of LOE to borrower explaining reason for refund, copy of the refund check for XXX and XXX tracking received. XXX - Received reopened rescission with the borrower executing two RORs on XXX with a transaction date reflected as XXX and an expiration date of XXX	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024020977	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	2	Acknowledged	Missing verification of XXX mths housing history. Private Construction loan was taken out XXX with no payments required. Prior to residing in the subject borrowers resided at XXX XXX. No VOR/VOM provided.		Low DTI - XXX DTI w/a max allowed of 50%.; Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of 80%.; Verified credit history - Primary wage earner mid FICO XXX w/a minimum requirement of 660.		Client: Investor acknowledged exception to accept the no payment housing since the note didn't require a housing payment.	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024020983	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing Lender Approval notice and 1008 to confirm how loan was approved . None in file to confirm.	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX		XXX - Received Lender Approval Certificate. *Exception Cleared.	XXX	D	A	D	A	D	A	D	A	D	A
XXX	2024020983	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	Multiple discrepancies noted in subject loan file.

1)  Only 1003 in file (pg. 3) reflects subject property will be owner occupied and present address XXX  Farm to XXX, XXX  is pending sale.

2)  The Business Purpose and Occupancy Affidavit in file (pg. 327) reflects subject property will not be occupied by borrower and

3)  Certification of non-owner occupied (pg. 313) reflects primary residence is XXX  Farm toXXX,XXX that borrower stated is pending sale.

4) Missing final 1003 to confirm discrepancies noted on initial 1003.	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX	XXX - Lender provided a copy of the file which confirms and matches to the original file. Discrepancies described in original exception remain.

*Exception Remains for the multiple noted discrepancies listed in APP 0006.	XXX - Received application dated by the borrower on XXX (dated prior to Note execution) which reflects subject property is an Investment Purchase and address on XXX Farm toXXX is retained for Primary Residence.

													*Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020983	XXX	XXX	Compliance	Missing Note	XXX	1	Closed	Missing executed Note for XXX with maturity on XXX Unable to complete DSCR calculation without confirmation of Note terms. Additional exceptions may apply.	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX		XXX - Received a copy of the Secured Note; however it is not executed. *Exception Cleared for missing Note.	XXX	D	A	D	A	D	A	D	A	D	A
XXX	2024020983	XXX	XXX	Credit	Property Address for Subject does not match Address on HUD-1	XXX	1	Closed	Address on HUD1 Settlement (pg. 341) does not reflect the XXX as reflected on other documents. Only reflects XXX	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX		XXX - Received HUD1 Settlement that reflects the Unit number with the address of the subject property to match to all other documentation. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020983	XXX	XXX	Credit	Missing Final 1003 Application	XXX	2	Acknowledged	Missing final executed 1003.		Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX		Client: Received email confirmation to waive APP 0001 as it is not required for business purpose/DSCR loan. *Exception waived.	XXX	D	B	D	B	D	B	D	B	D	B
XXX	2024020983	XXX	XXX	Credit	Missing Mortgage History	XXX	1	Closed	Missing evidence of complete recent XXX month housing history as required by guidelines in the borrower name. Borrower initial 1003 reflects residing in XXX Farm to XXX but no evidence of ownership provided. Mortgage statements in file (pgs. 23-35) provided for the borrower's named primary residence are in the name of XXX (not the borrower). No noted Investor exception located in file for missing history. Credit report (pg. 11) reflects a prior paid off mortgage loan with last activity XXX	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX	XXX - Received 19 page document. Page 1 reflects Property report showing borrower and XXX (not on loan) are owners of the borrower's primary residence and reflect acquired in XXX Mtg Statements in file support reflect same lender as Property report.

													*Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020983	XXX	XXX	Credit	Missing Required Fraud Tool	XXX	1	Closed	Missing Fraud Report with all alerts satisfactorily addressed.	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX	XXX - Received LoanSafe Alerts summary 3-pg document but not the full Fraud Report. *Exception Remains. Still missing the Fraud Report with all alerts satisfactorily addressed.	XXX - Received 17-pg fraud report. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020983	XXX	XXX	Compliance	Note is not executed	XXX	1	Closed	Note provided on XXX is not executed by the borrower. Missing is copy of executed Note.	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX		XXX - Received a copy of executed Note. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024020983	XXX	XXX	Compliance	Missing Note Document Date	XXX	1	Closed	Note provided on XXX was not executed. Missing is evidence of borrower signature to confirm date executed.	XXX	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX		XXX - Received a copy of executed Note. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A